Nature of Operations	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Note 1—Nature of Operations

The Trade Desk, Inc. (the “Company”) was formed in November 2009 as a Delaware corporation. The Company is headquartered in Ventura, California and has offices in various cities in the United States, Europe, Asia and Australia. The Company is a technology company that empowers advertising agencies and other buyers by providing a self-service platform that enables clients to purchase and manage data-driven digital advertising campaigns across various advertising formats.

Initial Public Offering

In September 2016, the Company completed an initial public offering (“IPO”). See Note 9—Capitalization.

Risks

The Company is subject to certain business risks, including dependence on key employees, competition, market acceptance of the Company’s platform, ability to source demand from buyers of advertising inventory and dependence on growth to achieve its business plan.